UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2009

1

Rainier Growth Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Common Stocks 99.42%		$1,369,628,393
(Cost $1,146,467,638)

Consumer Discretionary 12.96%		178,584,586

Hotels, Restaurants & Leisure 1.34%
Carnival Corp.	417,390	13,227,089
McDonald's Corp.	84,095	5,250,892

Internet & Catalog Retail 2.72%
Amazon.com, Inc. (I)	278,840	37,509,557

Media 4.09%
Comcast Corp., Class A	576,080	9,712,709
DIRECTV, Class A (I)	350,475	11,688,341
Dreamworks Animation SKG, Inc. (I)	223,160	8,915,242
Time Warner, Inc.	522,665	15,230,458
Walt Disney Company	333,470	10,754,408

Multiline Retail - 1.62%
Kohl's Corp. (I)	176,500	9,518,645
Target Corp.	264,220	12,780,321

Specialty Retail 1.86%
Best Buy Company, Inc.	213,230	8,414,056
Gap, Inc.	197,510	4,137,835
Lowe's Companies, Inc.	558,930	13,073,373

Textiles, Apparel & Luxury Goods 1.33%
Coach, Inc.	223,420	8,161,533
NIKE, Inc., Class B	154,535	10,210,127

Consumer Staples 8.70%		119,874,200

Beverages 2.16%
PepsiCo, Inc.	490,135	29,800,208

Food Products 1.12%
General Mills, Inc.	218,225	15,452,512

Household Products 3.17%
Church & Dwight Company, Inc. (I)	191,835	11,596,426
Colgate-Palmolive Company	391,110	32,129,687

Personal Products 0.83%
Avon Products, Inc.	361,755	11,395,283

Tobacco 1.42%
Philip Morris International, Inc.	404,650	19,500,084

Energy 4.73%		65,140,857

Energy Equipment & Services 3.33%
Cameron International Corp. (I)	544,140	22,745,052
Transocean, Ltd. (I)	278,603	23,068,328

Oil, Gas & Consumable Fuels 1.40%
Southwestern Energy Company (I)	400,985	19,327,477

2

Rainier Growth Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Financials 7.52%		$103,623,359

Capital Markets 5.05%
BlackRock, Inc. (L)	109,170	25,349,274
Franklin Resources, Inc.	217,475	22,910,991
Goldman Sachs Group, Inc.	125,985	21,271,307

Diversified Financial Services 2.47%
IntercontinentalExchange, Inc. (I)	137,985	15,495,716
JPMorgan Chase & Company	446,270	18,596,071

Health Care 13.96%		192,364,746

Biotechnology 3.35%
Alexion Pharmaceuticals, Inc. (I)	170,000	8,299,400
Amgen, Inc. (I)	283,650	16,046,081
Celgene Corp.	205,705	11,453,654
Gilead Sciences, Inc. (I)	238,485	10,321,631

Health Care Equipment & Supplies 4.44%
Alcon, Inc.	124,295	20,427,883
Baxter International, Inc.	245,650	14,414,742
Medtronic, Inc.	400,890	17,631,142
St. Jude Medical, Inc. (I)	235,805	8,672,908

Health Care Providers & Services 1.77%
Aveta, Inc. (I)(S)	97,210	534,655
Express Scripts, Inc. (I)	209,310	18,094,850
UnitedHealth Group, Inc.	192,080	5,854,598

Life Sciences Tools & Services 0.47%
QIAGEN NV (I)(L)	288,430	6,437,758

Pharmaceuticals 3.93%
Abbott Laboratories	302,870	16,351,951
Allergan, Inc.	233,205	14,694,247
Shire PLC, ADR (L)	190,810	11,200,547
Teva Pharmaceutical Industries, Ltd., SADR	212,330	11,928,699

Industrials 11.48%		158,074,075

Aerospace & Defense 2.63%
Precision Castparts Corp.	154,380	17,035,833
United Technologies Corp.	276,955	19,223,447

Air Freight & Logistics 1.21%
Expeditors International of Washington, Inc. (L)	478,410	16,615,179

Electrical Equipment 1.59%
ABB, Ltd. SADR (I)	644,870	12,317,017
AMETEK, Inc.	248,730	9,511,435

Industrial Conglomerates 1.42%
3M Company	237,085	19,599,817

Machinery 3.58%
Cummins, Inc.	489,460	22,446,636
Danaher Corp.	224,070	16,850,064
Deere & Company	184,660	9,988,259

3

Rainier Growth Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Industrials (continued)

Road & Rail 1.05%
CSX Corp.	298,750	$14,486,388

Information Technology 32.76%		451,259,666

Communications Equipment 6.78%
BancTec, Inc. (I)(R)(S)	197,026	1,273,688
Cisco Systems, Inc. (I)	1,844,820	44,164,991
Juniper Networks, Inc. (I)	535,195	14,273,651
QUALCOMM, Inc.	528,655	24,455,580
Research In Motion, Ltd. (I)	137,295	9,272,904

Computers & Peripherals 6.99%
Apple, Inc. (I)	260,680	54,966,981
EMC Corp. (I)	1,418,795	24,786,349
Hewlett-Packard Company	178,795	9,209,730
NetApp, Inc. (I)	211,700	7,280,363

Internet Software & Services 2.81%
Google, Inc., Class A (I)	62,440	38,711,551

IT Services 3.80%
Cognizant Technology Solutions Corp., Class A (I)	306,610	13,889,433
Visa, Inc., Class A (L)	440,245	38,503,828

Semiconductors & Semiconductor Equipment 4.70%
Broadcom Corp., Class A (I)	398,465	12,531,724
Intel Corp.	1,180,290	24,077,916
Marvell Technology Group, Ltd.	939,900	19,502,925
NVIDIA Corp. (I)(L)	459,285	8,579,444

Software 7.68%
Adobe Systems, Inc. (I)	570,770	20,992,921
Check Point Software Technologies, Ltd. (I)	423,370	14,343,776
Citrix Systems, Inc. (I)	297,930	12,396,867
Microsoft Corp.	1,409,230	42,967,423
Oracle Corp.	614,410	15,077,621

Materials 4.41%		60,744,502

Chemicals 2.51%
FMC Corp.	214,755	11,974,739
Praxair, Inc.	281,565	22,612,485

Metals & Mining 1.90%
Freeport-McMoRan Copper & Gold, Inc.	325,785	26,157,278

Telecommunication Services 1.71%		23,557,228

Wireless Telecommunication Services 1.71%
American Tower Corp., Class A (I)	545,180	23,557,228

Utilities 1.19%		16,405,174

Independent Power Producers & Energy Traders 1.19%
AES Corp. (I)	1,232,545	16,405,174

4

Rainier Growth Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

Short-Term Investments 4.59%			$63,232,458
(Cost $63,231,225)

		Shares	Value
Cash Equivalents 3.97%			54,632,458
John Hancock Collateral Investment Trust (W)	0.1387% (Y)	5,458,061	54,632,458

		Par value	Value
Repurchase Agreement 0.62%			8,600,000
Repurchase Agreement with State Street Corp. dated 12-31-2009 at
0.00% to be repurchased at $8,600,000 on 01-04-2010,
collateralized by $7,530,000 Federal Home Loan Mortgage Corp.,
4.375% due 07-27-2015 (valued at $8,170,050, including interest)
and $605,000 Federal Home Loan Bank, 1.625% due 04-07-2012
(valued at $606,513, including interest)		$8,600,000	8,600,000

Total investments (Cost $1,209,698,863)† 104.01%			$1,432,860,851

Other assets and liabilities, net (4.01%)			($55,233,493)

Total net assets 100.00%			$1,377,627,358

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of December 31, 2009.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
			percentage of
	Acquisition	Acquisition	Fund's net
Issuer, description	date	cost	assets	Value as of December 31, 2009
BancTec, Inc.
common stock	06-20-07	$4,728,640	0.09%	$ 1,273,688

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At December 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,250,428,547 Net unrealized appreciation aggregated $182,432,304, of which $235,194,452 related to appreciated investment securities and $52,762,148 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/09	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$ 178,584,586	$ 178,584,586	—	—
Consumer Staples	119,874,200	119,874,200	—	—
Energy	65,140,857	65,140,857	—	—
Financials	103,623,359	103,623,359	—	—
Health Care	192,364,746	191,830,091	—	$ 534,655
Industrials	158,074,075	158,074,075	—	—
Information Technology	451,259,666	449,985,978	—	1,273,688
Materials	60,744,502	60,744,502	—	—
Telecommunication Services	23,557,228	23,557,228	—	—
Utilities	16,405,174	16,405,174	—	—
Short-Term Investments	63,232,458	54,632,458	$ 8,600,000	—

Total investments in securities	$ 1,432,860,851	$ 1,422,452,508	$ 8,600,000	$ 1,808,343

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Information
	Health Care	Technology	Total
Balance as of 3/31/09	$178,416	$1,582,227	$1,760,643

Realized gain (loss)	(1,166,717)	(2,241,886)	(3,408,603)
Change in unrealized appreciation
(depreciation)	1,522,956	1,933,347	3,456,303

Net transfers in and/out of Level 3	-	-	-
Balance as of 12/31/09	$534,655	$1,273,688	$1,808,343

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

7

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA 98101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

9

334Q3 12/09
2/10

John Hancock

MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2009

1

Leveraged Companies Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 20.63%				$210,009
(Cost $303,418)

Consumer Discretionary 15.21%				154,854

Auto Components 2.52%
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11/01/15	$10,000	10,500
Exide Technologies,
Sr Sec Note, Series B	10.500	03/15/13	15,000	15,188

Hotels, Restaurants & Leisure 7.20%
Fontainebleau Las Vegas Holdings LLC,
Note (H)(S)	10.250	06/15/15	100,000	1,000
Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12/01/13	122,000	18,453
Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10/15/10	15,000	9,844
Mashantucket Western Pequot Tribe,
Bond Series A (H)(S)	8.500	11/15/15	110,000	26,950
MTR Gaming Group, Inc.,
Gtd Sr Sub Note, Series B	9.000	06/01/12	21,000	16,590
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (H)	8.500	06/01/15	20,000	413

Media 5.49%
Canadian Satellite Radio Holdings, Inc.,
Gtd Sr Note	12.750	02/15/14	45,000	28,350
R.H. Donnelley Corp.,
Sr Note Series A-4 (H)	8.875	10/15/17	87,000	8,156
XM Satellite Radio, Inc.,
Sr Sub Note (S)	7.000	12/01/14	24,000	19,410

Financials 5.42%				55,155

Insurance 0.42%
MBIA Insurance Company,
(14.00% until 01-31-2013 then 3 month U.S.$ Libor + 11.26%),
Sr Note (S)	14.000	01/15/33	10,000	4,300

Real Estate Management & Development 5.00%
Realogy Corp., PIK,
Gtd Sr Note	11.000	04/15/14	61,643	50,855

Convertible Bonds 5.59%				$56,894
(Cost $42,231)

Consumer Discretionary 0.62%				6,306

Auto Components 0.62%
BorgWarner Inc,
Sr Note	3.500	04/15/12	5,000	6,306

Industrials 4.97%				50,588

Airlines 4.97%
UAL Corp.,
Gtd Sr Sub Note	4.500	06/30/21	57,000	50,588

2

Leveraged Companies Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value

Common Stocks 70.08%		$713,510
(Cost $700,170)

Consumer Discretionary 23.89%		243,263

Auto Components 4.17%
Autoliv, Inc.	150	6,504
Exide Technologies (I)	580	4,124
Federal Mogul Corp. (I)	800	13,840
Goodyear Tire & Rubber Company (I)	150	2,115
Tenneco, Inc. (I)	894	15,851

Automobiles 2.53%
Ford Motor Company (I)	2,580	25,800

Hotels, Restaurants & Leisure 0.41%
MTR Gaming Group, Inc. (I)	1,800	2,340
Wendy's/Arby's Group, Inc., Class A	385	1,806

Media 16.78%
Cablevision Systems Corp., Class A	1,495	38,601
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	7,390
Charter Communications, Inc., Class A (I)	2,104	74,692
Sirius XM Radio, Inc. (I)	64,006	38,404
Time Warner Cable, Inc.	285	11,796

Consumer Staples 0.38%		3,854

Food Products 0.38%
Cadbury PLC, SADR	75	3,854

Energy 0.40%		4,053

Oil, Gas & Consumable Fuels 0.40%
Dominion Petroleum, Ltd., GDR (I)	33,000	4,053

Financials 3.37%		34,322

Capital Markets 0.24%
Knight Capital Group, Inc. (I)	160	2,464

Commercial Banks 0.39%
Wells Fargo & Company	145	3,914

Consumer Finance 0.32%
American Express Company	80	3,242

Diversified Financial Services 2.13%
Bank of America Corp. (L)	150	2,259
Idearc, Inc. (I)	90	3,195
KKR Financial Holdings LLC	2,010	11,658
The Blackstone Group LP	350	4,592

Insurance 0.29%
American International Group, Inc. (I)	100	2,998

Industrials 34.85%		354,809

Aerospace & Defense 0.71%
AAR Corp. (I)	315	7,239

Air Freight & Logistics 0.20%
FedEx Corp.	25	2,086

3

Leveraged Companies Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value

Industrials (continued)

Airlines 32.30%
Allegiant Travel Company (I)(L)	250	$11,793
Delta Air Lines, Inc. (I)	15,843	180,287
Pinnacle Airlines Corp. (I)	6,100	41,968
UAL Corp.	3,215	41,506
US Airways Group, Inc. (L)	11,000	53,240

Building Products 0.25%
USG Corp. (I)(L)	185	2,599

Commercial Services & Supplies 0.98%
Republic Services, Inc.	351	9,937

Road & Rail 0.41%
Union Pacific Corp.	65	4,154

Information Technology 0.87%		8,842

Software 0.87%
Microsoft Corp.	290	8,842

Materials 6.32%		64,367

Chemicals 6.32%
American Pacific Corp. (I)	4,100	31,775
Huntsman Corp.	550	6,210
Rhodia SA	1,500	26,382

Investment Companies 2.44%		$24,860
(Cost $23,122)

Investment Companies 2.44%		24,860

Investment Companies 2.44%
Direxion Daily 10-year Treasury Bear 3X	100	6,437
ProShares Ultra Dow30	315	13,791
Proshares Ultrashort MSCI Brazil	200	4,632

	Shares	Value

Preferred Stocks 4.71%		$47,975
(Cost $58,923)

Consumer Discretionary 1.42%		14,467

Media 1.42%
Charter Communications, Inc., 15.000%, Series A, PIK	629	14,467

Financials 3.29%		33,508

Diversified Financial Services 0.52%
Bank of America Corp., Series L, 7.250%	6	5,274

Real Estate Investment Trusts 2.77%
iStar Financial, Inc., Series E, 7.875%	400	2,860
iStar Financial, Inc., Series F, 7.800%	2,550	18,258
iStar Financial, Inc., Series G, 7.650%	375	2,618
iStar Financial, Inc., Series I, 7.500%	650	4,498

4

Leveraged Companies Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

		Shares	Value
Warrants 0.05%			$510
(Cost $410)

Consumer Discretionary 0.05%			510

Media 0.05%
Charter Communications, Inc. (Expiration date 11/30/2014; strike price $46.86) (I)		102	510

		Shares	Value
Short-Term Investments 6.55%			$66,639
(Cost $66,642)

Cash Equivalents 6.55%			66,639
John Hancock Collateral Investment Trust (W)	0.1387%(Y)	6,658	66,639

Total investments (Cost $1,194,916)† 110.05%			$1,120,397

Other assets and liabilities, net (10.05%)			($102,323)

Total net assets 100.00%			$1,018,074

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

GDR Global Depositary Receipt

Gtd Guaranteed

PIK Paid In Kind

SADR Sponsored American Depositary Receipts

(H) Non-income producing. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of December 31, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of December 31, 2009.

† At December 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,194,916. Net unrealized depreciation aggregated $74,519, of which $246,745 related to appreciated investment securities and $321,264 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, by major security category or security type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/09	Price	Inputs	Inputs
Corporate Bonds	$ 210,009	—	$ 190,599	$ 19,410
Convertible Bonds	56,894	—	56,894	—
Common Stocks	713,510	$ 679,880	33,630	—
Investment Companies	24,860	24,860	—	—
Preferred Stocks	47,975	33,508	—	14,467
Warrants	510	—	—	510
Short-Term Investments	66,639	66,639	—	—
Total investments in securities	$ 1,120,397	$ 804,887	$ 281,123	$ 34,387

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate	Preferred
	Bonds	Stocks	Warrants	Total

Balance as of 3/31/09	-	-	-	-

Accrued discounts/premiums	$286	-	-	$286

Realized gain (loss)	-	($5)	-	(5)
Change in unrealized
appreciation (depreciation)	1,056	8,265	$100	9,421

Net purchases (sales)	18,068	6,207	410	24,685
Net transfers in and/out of Level
3	-	-	-	-
Balance as of 12/31/09	$19,410	$14,467	$510	$34,387

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the

7

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

9

336Q3 12/09
2/10

John Hancock MUTUAL FUNDS

John Hancock Small Cap Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2009

1

Small Cap Opportunities Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Common Stocks 98.89%		$2,897,788
(Cost $2,212,565)

Consumer Discretionary 15.55%		455,585

Auto Components 1.16%		34,110
Cooper Tire & Rubber Company	910	18,246
Wonder Auto Technology, Inc. (I)	1,349	15,864

Diversified Consumer Services 0.80%		23,328
American Public Education, Inc. (I)	679	23,328

Hotels, Restaurants & Leisure 3.79%		111,112
7 Days Group Holdings, Ltd., ADR (I)	1,575	19,656
Bally Technologies, Inc. (I)	1,271	52,480
Penn National Gaming, Inc. (I)	1,434	38,976

Household Durables 3.16%		92,588
iRobot Corp. (I)	2,656	46,746
Tempur-Pedic International, Inc. (I)	1,940	45,842

Media 2.18%		63,867
Imax Corp. (I)	4,802	63,867

Specialty Retail 3.80%		111,207
A.C. Moore Arts & Crafts, Inc. (I)	4,438	13,048
CarMax, Inc. (I)	1,387	33,635
DSW, Inc., Class A (I)	1,633	42,262
O'Reilly Automotive, Inc. (I)	584	22,262

Textiles, Apparel & Luxury Goods 0.66%		19,373
G-III Apparel Group, Ltd. (I)	894	19,373

Consumer Staples 0.62%		18,096

Food Products 0.62%		18,096
Smart Balance, Inc. (I)	3,016	18,096

Energy 5.68%		166,598

Energy Equipment & Services 1.81%		53,043
Dril-Quip, Inc. (I)	523	29,539
Key Energy Services, Inc. (I)	2,674	23,504

Oil, Gas & Consumable Fuels 3.87%		113,555
Atlas Energy Inc.	752	22,688
Brigham Exploration Company (I)	3,549	48,089
Kodiak Oil & Gas Corp. (I)	9,107	20,218
Rex Energy Corp. (I)	1,880	22,560

Financials 7.12%		208,547

Capital Markets 4.48%		131,200
Evercore Partners, Inc., Class A	2,173	66,059
Greenhill & Company, Inc.	217	17,412
Harris & Harris Group, Inc. (I)	3,498	15,986
Lazard, Ltd., Class A	836	31,743

2

Small Cap Opportunities Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Financials (continued)

Commercial Banks 1.25%		$36,721
East West Bancorp, Inc.	1,292	18,372
IBERIABANK Corp.	341	18,349

Insurance 1.39%		40,626
Assured Guaranty, Ltd.	1,867	40,626

Health Care 20.78%		608,898

Biotechnology 6.16%		180,494
Alexion Pharmaceuticals, Inc. (I)	447	21,823
AMAG Pharmaceuticals, Inc. (I)	1,115	42,403
BioMarin Pharmaceutical, Inc. (I)(L)	1,350	25,394
Isis Pharmaceuticals, Inc. (I)	843	9,357
Onyx Pharmaceuticals, Inc. (I)	847	24,851
OSI Pharmaceuticals, Inc. (I)	557	17,284
United Therapeutics Corp. (I)	748	39,382

Health Care Equipment & Supplies 9.76%		285,855
Align Technology, Inc. (I)(L)	2,574	45,869
Conceptus, Inc. (I)	1,427	26,771
Electro-Optical Sciences, Inc. (I)(L)	2,023	20,958
Micrus Endovascular Corp. (I)	1,991	29,885
NuVasive, Inc. (I)(L)	1,059	33,867
Quidel Corp. (I)	668	9,205
RTI Biologics, Inc. (I)	5,141	19,741
SenoRx, Inc. (I)	2,938	24,239
Somanetics Corp. (I)	1,329	23,324
SonoSite, Inc. (I)(L)	757	17,888
Thoratec Corp. (I)	1,267	34,108

Health Care Providers & Services 0.57%		16,800
Sharps Compliance Corp. (I)	1,750	16,800

Health Care Technology 1.80%		52,727
athenahealth, Inc. (I)	766	34,654
SXC Health Solutions Corp. (I)	335	18,073

Pharmaceuticals 2.49%		73,022
BioForm Medical, Inc. (I)	5,290	17,986
Eurand NV (I)	1,678	21,646
Inspire Pharmaceuticals, Inc. (I)	6,049	33,390

Industrials 13.09%		383,713

Aerospace & Defense 1.16%		33,878
Aerovironment, Inc. (I)	1,165	33,878

Air Freight & Logistics 0.50%		14,565
Atlas Air Worldwide Holdings, Inc. (I)	391	14,565

Airlines 2.68%		78,678
Copa Holdings SA, Class A	882	48,043
UAL Corp. (I)	2,373	30,635

Commercial Services & Supplies 2.60%		76,068
Corrections Corp. of America (I)	1,644	40,360

3

Small Cap Opportunities Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Commercial Services & Supplies (continued)
EnerNOC, Inc. (I)	1,175	$35,708

Electrical Equipment 0.87%		25,614
Fushi Copperweld, Inc. (I)	2,531	25,614

Machinery 1.57%		46,151
Flow International Corp. (I)	8,805	27,119
Force Protection, Inc. (I)	3,653	19,032

Professional Services 1.63%		47,820
FTI Consulting, Inc. (I)	1,014	47,820

Road & Rail 2.08%		60,939
Genesee & Wyoming, Inc., Class A (I)	1,210	39,494
Saia, Inc. (I)	1,447	21,445

Information Technology 26.29%		770,398

Communications Equipment 1.50%		43,813
Comtech Telecommunications Corp. (I)	1,250	43,813

Internet Software & Services 6.78%		198,631
Ancestry.com, Inc. (I)	1,571	22,010
Constant Contact, Inc. (I)	3,069	49,104
IAC/InterActiveCorp (I)	1,193	24,433
OpenTable, Inc. (I)	629	16,014
TechTarget, Inc. (I)	2,982	16,789
The Knot, Inc. (I)	2,101	21,157
VistaPrint NV (I)(L)	867	49,124

IT Services 3.37%		98,726
Euronet Worldwide, Inc. (I)	1,818	39,905
Telvent GIT SA	1,509	58,821

Semiconductors & Semiconductor Equipment 6.98%		204,626
Cypress Semiconductor Corp. (I)	2,413	25,481
Netlogic Microsystems, Inc. (I)	1,521	70,361
Silicon Laboratories, Inc. (I)	1,490	72,027
Skyworks Solutions, Inc. (I)	1,235	17,525
Varian Semiconductor Equipment Associates, Inc. (I)	536	19,232

Software 7.66%		224,602
Concur Technologies, Inc. (I)	1,582	67,631
Monotype Imaging Holdings, Inc. (I)	3,967	35,822
NetSuite, Inc. (I)	2,703	43,194
Rosetta Stone, Inc. (I)(L)	2,134	38,305
Ultimate Software Group, Inc. (I)	1,350	39,650

Materials 9.76%		285,953

Chemicals 3.32%		97,298
Ferro Corp.	2,440	20,106
LSB Industries, Inc. (I)	2,408	33,953
Neo Material Technologies, Inc. (I)	9,917	43,239

Containers & Packaging 0.62%		18,132
Packaging Corp. of America	788	18,132

4

Small Cap Opportunities Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

		Shares	Value
Materials (continued)

Metals & Mining 4.26%			$124,842
Avalon Rare Metals, Inc. (I)		8,747	21,697
Capstone Mining Corp. (I)		6,382	17,147
Consolidated Thompson Iron Mines, Ltd. (I)		2,710	17,516
Horsehead Holding Corp. (I)		2,482	31,646
Northgate Minerals Corp. (I)		7,583	23,356
Walter Energy, Inc.		179	13,480

Paper & Forest Products 1.56%			45,681
KapStone Paper and Packaging Corp. (I)		3,045	29,993
Schweitzer Mauduit International, Inc.		223	15,688

Convertible Preferred Stocks 1.18%			$34,606
(Cost $22,000)

Financials 1.18%			34,606

Commercial Banks 1.18%
East West Bancorp, Inc., Series A, 8.00%		22	34,606

Warrants 0.08%			$2,475
(Cost $1,029)

Materials 0.08%			2,475

Metals & Mining 0.08%
Avalon Rare Metals, Inc., (Expiration date 9/17/2011; strike price CAD 3.00) (I)		4,373	2,475

		Shares	Value
Short-Term Investments 7.22%			$211,623
(Cost $211,623)

Cash Equivalents 7.22%			211,623
John Hancock Collateral Investment Trust (W)	0.1387% (Y)	21,142	211,623

Total investments (Cost $2,447,217)† 107.37%			$3,146,492

Other assets and liabilities, net (7.37%)			($216,105)

Total net assets 100.00%			$2,930,387

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depository receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of December 31, 2009.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of December 31, 2009.

† At December 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $2,451,859. Net unrealized appreciation aggregated $694,633, of which $755,087 related to appreciated investment securities and $60,454 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, by major security category or security type.

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/09	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$ 455,585	$ 455,585	—	—
Consumer Staples	18,096	18,096	—	—
Energy	166,598	166,598	—	—
Financials	208,547	190,175	$ 18,372	—
Health Care	608,898	608,898	—	—
Industrials	383,713	383,713	—	—
Information Technology	770,398	770,398	—	—
Materials	285,953	264,256	21,697	—
Convertible Preferred Stocks
Financials	34,606	—	34,606	—
Warrants
Financials	2,475	—	2,475	—
Short-Term Investments	211,623	211,623	—	—
Total investments in securities	$ 3,146,492	$ 3,069,342	$ 77,150	—

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.

337Q3 12/09
2/10

8

John Hancock MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2009

1

Disciplined Value Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Common Stocks 96.38%		$451,207,969
(Cost $408,609,006)

Consumer Discretionary 6.60%		30,885,960

Diversified Consumer Services 0.43%
Apollo Group, Inc., Class A (I)(L)	33,520	2,030,642

Media 3.84%
Comcast Corp., Class A	262,075	4,418,585
DIRECTV, Class A (I)	137,854	4,597,431
Liberty Media-Starz, Series A (I)	34,802	1,606,112
Omnicom Group, Inc.	85,415	3,343,997
Time Warner, Inc.	136,835	3,987,372

Multiline Retail 0.58%
Family Dollar Stores, Inc.	97,570	2,715,373

Specialty Retail 1.75%
Gap, Inc.	213,690	4,476,806
TJX Companies, Inc.	101,495	3,709,642

Consumer Staples 6.23%		29,192,187

Beverages 1.90%
Anheuser-Busch InBev NV, ADR (I)(L)	66,630	3,466,759
Dr. Pepper Snapple Group, Inc. (L)	191,950	5,432,185

Food & Staples Retailing 1.40%
Wal-Mart Stores, Inc.	123,105	6,579,962

Household Products 1.18%
Clorox Company	90,530	5,522,330

Tobacco 1.75%
Philip Morris International, Inc.	169,972	8,190,951

Energy 13.92%		65,188,468

Oil, Gas & Consumable Fuels 13.92%
Canadian Natural Resources, Ltd.	35,290	2,539,116
Chevron Corp.	222,280	17,113,337
Devon Energy Corp.	42,715	3,139,553
EOG Resources, Inc.	63,590	6,187,307
Exxon Mobil Corp.	273,019	18,617,159
Noble Energy, Inc.	99,650	7,097,073
Total SA, SADR	71,020	4,548,121
Ultra Petroleum Corp. (I)	119,270	5,946,802

Financials 26.45%		123,841,431

Capital Markets 3.43%
Franklin Resources, Inc.	20,120	2,119,642
Goldman Sachs Group, Inc.	52,510	8,865,788
SEI Investments Company	122,990	2,154,785
State Street Corp.	66,915	2,913,479

Commercial Banks 3.26%
BB&T Corp. (L)	137,095	3,478,100

2

Disciplined Value Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Commercial Banks (continued)
Wells Fargo & Company	436,490	$11,780,865

Consumer Finance 2.94%
American Express Company (L)	140,086	5,676,285
Discover Financial Services	288,450	4,243,100
SLM Corp. (I)	339,520	3,826,390

Diversified Financial Services 6.31%
Bank of America Corp. (L)	736,645	11,093,874
JPMorgan Chase & Company	443,145	18,465,852

Insurance 8.61%
ACE, Ltd. (I)	98,309	4,954,774
Arch Capital Group, Ltd. (I)	55,805	3,992,848
Berkshire Hathaway, Inc., Class B (I)(L)	3,562	11,704,732
Loews Corp.	140,350	5,101,723
Reinsurance Group of America, Inc.	97,870	4,663,506
The Travelers Companies, Inc.	153,259	7,641,494
Validus Holdings, Ltd.	83,646	2,253,423

Real Estate Investment Trusts 0.93%
Annaly Capital Management, Inc.	252,255	4,376,624

Real Estate Management & Development 0.97%
Brookfield Asset Management, Inc.	204,425	4,534,147

Health Care 12.15%		56,891,157

Health Care Equipment & Supplies 1.08%
Medtronic, Inc.	114,940	5,055,061

Health Care Providers & Services 5.36%
Cardinal Health, Inc.	79,245	2,554,859
DaVita, Inc. (I)	99,225	5,828,477
Lincare Holdings, Inc. (I)	74,250	2,756,160
McKesson Corp.	161,480	10,092,500
Omnicare, Inc.	160,440	3,879,439

Health Care Technology 0.30%
IMS Health, Inc.	66,260	1,395,436

Pharmaceuticals 5.41%
Abbott Laboratories	46,450	2,507,836
Johnson & Johnson	245,041	15,783,091
Merck & Company, Inc.	192,619	7,038,298

Industrials 7.40%		34,623,501

Aerospace & Defense 2.37%
Honeywell International, Inc.	123,835	4,854,332
Precision Castparts Corp.	20,020	2,209,207
United Technologies Corp.	58,030	4,027,862

Industrial Conglomerates 1.64%
McDermott International, Inc. (I)	56,748	1,362,519
Siemens AG, SADR	32,580	2,987,586
Tyco International, Ltd. (I)	93,470	3,335,010

3

Disciplined Value Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value
Industrials (continued)

Professional Services 2.73%
Equifax, Inc. (L)	208,255	$6,432,997
Manpower, Inc.	73,065	3,987,888
Robert Half International, Inc. (L)	88,285	2,359,858

Road & Rail 0.66%
Union Pacific Corp.	47,985	3,066,242

Information Technology 16.85%		78,876,912

Communications Equipment 1.85%
Harris Corp.	182,135	8,660,519

Computers & Peripherals 4.78%
EMC Corp. (I)	340,095	5,941,460
Hewlett-Packard Company	243,743	12,555,202
International Business Machines Corp.	29,580	3,872,022

Internet Software & Services 1.25%
eBay, Inc. (I)	247,675	5,830,270

IT Services 2.34%
Amdocs, Ltd. (I)	115,095	3,283,660
Hewitt Associates, Inc. (I)	97,845	4,134,930
Western Union Company	187,775	3,539,559

Semiconductors & Semiconductor Equipment 2.23%
Analog Devices, Inc.	52,515	1,658,424
STMicroelectronics NV (L)	354,049	3,282,034
Taiwan Semiconductor Manufacturing Compay, Ltd., SADR	156,576	1,791,229
Texas Instruments, Inc.	142,280	3,707,817

Software 4.40%
Electronic Arts, Inc. (I)	122,845	2,180,499
Microsoft Corp.	195,439	5,958,935
Oracle Corp.	414,190	10,164,223
Symantec Corp. (I)	129,465	2,316,129

Materials 3.43%		16,040,901

Chemicals 1.43%
Ashland, Inc.	109,305	4,330,664
The Mosaic Company	39,755	2,374,566

Metals & Mining 2.00%
Allegheny Technologies, Inc. (L)	88,545	3,964,160
Reliance Steel & Aluminum Company	124,283	5,371,511

Telecommunication Services 1.39%		6,507,168

Diversified Telecommunication Services 0.61%
BCE, Inc.	103,525	2,858,325

Wireless Telecommunication Services 0.78%
Vodafone Group PLC, SADR	158,027	3,648,843

4

Disciplined Value Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

		Shares	Value
Utilities 1.96%			$9,160,284

Electric Utilities 1.10%
Edison International		147,510	5,130,398

Multi-Utilities 0.86%
PG&E Corp. (L)		90,255	4,029,886

Preferred Stocks 0.30%			$1,406,658
(Cost $1,417,347)

Financials 0.30%			1,406,658
Bank of America Corp. (V)		94,280	1,406,658

Short-Term Investments 9.51%			$44,530,813
(Cost $44,531,046)
		Shares	Value
Cash Equivalents 7.25%
John Hancock Collateral Investment Trust (W)	0.1387%(Y)	3,390,261	33,934,813

		Par Value	Value
Repurchase Agreement 2.26%
Repurchase Agreement with State Street Corp. dated 12/31/2009 at
0.00% to be repurchased at $10,596,000 on 01/04/2010,
collateralized by $10,745,000 U.S. Treasury Notes, 3.25% due
12/31/2016 (valued at $10,664,413, including interest) and $150,000
U.S. Treasury Notes, 0.875% due 01/31/2011(valued at $150,938,
including interest)		$10,596,000	10,596,000

Total investments (Cost $454,557,399)† 106.19%			$497,145,440

Other assets and liabilities, net (6.19%)			($28,983,427)

Total net assets 100.00%			$468,162,013

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of December 31, 2009.

(V) Variable rate preferred stock

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At December 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $455,096,687. Net unrealized appreciation aggregated $42,048,753, of which $45,059,783 related to appreciated investment securities and $3,011,030 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, by major security category or security type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/09	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$30,885,960	$30,885,960	—	—
Consumer Staples	29,192,187	29,192,187	—	—
Energy	65,188,468	65,188,468	—	—
Financials	123,841,431	123,841,431	—	—
Health Care	56,891,157	56,891,157	—	—
Industrials	34,623,501	34,623,501	—	—
Information Technology	78,876,912	78,876,912	—	—
Materials	16,040,901	16,040,901	—	—
Telecommunication Services	6,507,168	6,507,168	—	—
Utilities	9,160,284	9,160,284	—	—
Preferred Stocks	1,406,658	1,406,658	—	—
Short-Term Investments	44,530,813	33,934,813	$10,596,000	—
Total investments in securities	$497,145,440	$486,549,440	$10,596,000	—

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.
8

340Q3 12/09
2/10

John Hancock
MUTUAL FUNDS

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2009

1

Core High Yield
Securities owned by the Fund on
December 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 98.04%				$16,447,212
(Cost $15,105,482)

Consumer Discretionary 28.55%				4,790,626

Diversified Consumer Services 0.60%
Service Corp. International,
Sr Note	7.375%	10/01/14	$100,000	100,500

Hotels, Restaurants & Leisure 17.06%
American Casino & Entertainment Properties LLC,
Sr Sec Note (S)	11.000	06/15/14	900,000	758,250
Harrahs Operating Escrow LLC,
Sr Note (S)	11.250	06/01/17	250,000	261,563
Mandalay Resort Group,
Gtd Sr. Sub Note	7.625	07/15/13	750,000	570,000
MTR Gaming Group, Inc.,
Gtd Sr Sub Note, Series B	9.000	06/01/12	1,000,000	790,000
Royal Caribbean Cruises Ltd.,
Sr Note	7.250	06/15/16	500,000	483,125

Media 9.31%
Columbus International, Inc.,
Sr Sec Note (S)	11.500	11/20/14	750,000	787,500
Gannett Company, Inc.,
Sr Note (S)	9.375	11/15/17	750,000	774,375

Specialty Retail 1.58%
Freedom Group, Inc.,
Sr Sec Note (S)	10.250	08/01/15	250,000	265,313

Consumer Staples 11.49%				1,928,375

Food & Staples Retailing 5.23%
ASG Consolidated LLC/ASG Finance, Inc.,
Sr Disc Note	11.500	11/01/11	250,000	250,625
Great Atlantic & Pacific Tea Company,
Sr Sec Note (S)	11.375	08/01/15	500,000	526,250
SUPERVALU, Inc.,
Sr Note	8.000	05/01/16	100,000	101,500

Personal Products 3.13%
Levi Strauss & Company,
Sr Note	9.750	01/15/15	500,000	525,000

Tobacco 3.13%
Alliance One International, Inc.,
Sr Note (S)	10.000	07/15/16	500,000	525,000

Energy 24.10%				4,042,586

Energy Equipment & Services 10.65%
Allis-Chalmers Energy, Inc.,
Sr Note	9.000	01/15/14	500,000	477,500
Basic Energy Services, Inc.,
Sr Sec Note	11.625	08/01/14	750,000	802,498

2

Core High Yield
Securities owned by the Fund on
December 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Energy Equipment & Services (continued)
Geokinetics Holdings, Inc.,
Sr Sec Note (S)	9.750%	12/15/14	$250,000	$245,625
Trico Shipping AS,
Sr Sec Note (S)	11.875	11/01/14	250,000	260,313

Gas Utilities 3.23%
Gibson Energy ULC,
Sr Sec Note (S)	11.750	05/27/14	500,000	542,500

Oil, Gas & Consumable Fuels 10.22%
Atlas Energy Operating Company, LLC,
Gtd Sr Note	12.125	08/01/17	250,000	283,750
Gtd Sr Note	10.750	02/01/18	250,000	276,250
Chesapeake Energy Corp.,
Gtd Sr Note	9.500	02/15/15	100,000	109,750
Connacher Oil and Gas, Ltd.,
Gtd Sec Note (S)	10.250	12/15/15	750,000	686,250
Quicksilver Resources, Inc.,
Sr Note	11.750	01/01/16	250,000	283,750
Tesoro Corp.,
Gtd Sr Bond	6.500	06/01/17	80,000	74,400

Financials 7.94%				1,332,500

Diversified Financial Services 4.63%
Affinion Group, Inc.,
Gtd Sr Sub Note	10.125	10/15/13	250,000	256,875
Reliance Intermediate Holdings LP,
Sr Note (S)	9.500	12/15/19	500,000	520,625

Real Estate Management & Development 3.31%
CB Richard Ellis Services, Inc.,
Gtd Sr Sub Note	11.625	06/15/17	500,000	555,000

Health Care 3.68%				616,500

Health Care Equipment & Supplies 1.64%
Apria Healthcare Group, Inc.,
Sr Sec Note (S)	12.375	11/01/14	250,000	275,000

Health Care Providers & Services 0.61%
Sun Healthcare Group, Inc.,
Gtd Sr Sub Note	9.125	04/15/15	100,000	102,750

Pharmaceuticals 1.43%
Elan Corp. PLC,
Gtd Sr Note (S)	8.750	10/15/16	250,000	238,750

Industrials 7.81%				1,309,375

Commercial Services & Supplies 1.62%
Casella Waste Systems, Inc.,
Sr Sec Note (S)	11.000	07/15/14	250,000	270,625

3

Core High Yield
Securities owned by the Fund on
December 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value
Industrials (continued)

Machinery 1.40%
Manitowoc, Inc.,
Gtd Sr Note	7.125%	11/01/13	$250,000	$235,000

Marine 1.55%
Commercial Barge Line Company,
Gtd Sr Sec Note (S)	12.500	07/15/17	250,000	260,000

Trading Companies & Distributors 3.24%
United Rentals North America, Inc.,
Gtd Sr Note	10.875	06/15/16	500,000	543,750

Information Technology 1.54%				258,750

IT Services 1.54%
Unisys Corp.,
Sr Note	12.500	01/15/16	250,000	258,750

Materials 2.16%				362,250

Chemicals 2.16%
Ashland, Inc.,
Gtd Sr Note (S)	9.125	06/01/17	100,000	109,750
Georgia Gulf Corp.,
Sr Sec Note (S)	9.000	01/15/17	250,000	252,500

Telecommunication Services 6.51%				1,092,500

Diversified Telecommunication Services 6.51%
Global Crossing, Ltd.,
Sr Sec Note (S)	12.000	09/15/15	500,000	548,750
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.250	06/15/16	250,000	270,625
Wind Acquisition Finance SA,
Sr Note (S)	11.750	07/15/17	250,000	273,125

Utilities 4.26%				713,750

Electric Utilities 1.21%
Texas Competitive Electric Holdings Company LLC, Series A,
Gtd Sr Note, Series A	10.250	11/01/15	250,000	202,500

Independent Power Producers & Energy Traders 3.05%
AES Corp., (S)	9.750	04/15/16	250,000	273,750

Dynegy Holdings, Inc.,
Sr Note	8.375	05/01/16	250,000	237,500

4

Core High Yield
Securities owned by the Fund on
December 31, 2009 (Unaudited)

			Par value	Value
Short-Term Investments 0.77%				$129,999
(Cost $129,999)
		Maturity
U.S. Government Agency	Yield*	date		129,999
Federal National Mortgage Association,
	0.048	02/01/10	$130,000	129,999

Total investments (Cost $15,235,481)† 98.81%				$16,577,211

Other assets and liabilities, net 1.19%				$200,128

Total net assets 100.00%				$16,777,339

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,655,814 or 51.59% of the Fund's net assets as of December 31, 2009.

† At December 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $15,236,081. Net unrealized appreciation aggregated $1,341,130, of which $1,394,288 related to appreciated investment securities and $53,158 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, total investments for the Fund are Level 2 under the hierarchy discussed above.

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.
7

346Q3 12/09
2/10

John Hancock

MUTUAL FUNDS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2009

1

Small Company Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value

Common Stocks 96.87%		$115,424,596
(Cost $98,071,896)

Consumer Discretionary 16.54%		19,711,176

Hotels, Restaurants & Leisure 1.98%
Buffalo Wild Wings, Inc.	29,000	1,167,830
Vail Resorts, Inc. (I)	31,500	1,190,700

Household Durables 3.12%
Jarden Corp.	58,600	1,811,326
Ryland Group, Inc.	96,600	1,903,020

Media 3.09%
Cinemark Holdings, Inc.	132,400	1,902,588
Meredith Corp.	57,800	1,783,130

Specialty Retail 5.56%
Jo-Ann Stores, Inc. (I)	49,800	1,804,752
Penske Auto Group, Inc. (I)	70,500	1,070,190
The Dress Barn, Inc. (I)	81,500	1,882,650
Tractor Supply Company (I)	35,200	1,864,192

Textiles, Apparel & Luxury Goods 2.79%
Fossil, Inc. (I)	50,723	1,702,264
Warnaco Group, Inc. (I)	38,600	1,628,534

Consumer Staples 1.04%		1,241,198

Food Products 1.04%
J & J Snack Foods Corp.	31,061	1,241,198

Energy 5.84%		6,959,333

Energy Equipment & Services 3.19%
Atwood Oceanics, Inc. (I)	40,000	1,434,000
Dril-Quip, Inc.	21,400	1,208,672
T-3 Energy Services, Inc. (I)	45,600	1,162,800

Oil, Gas & Consumable Fuels 2.65%
Arena Resources, Inc. (I)	34,500	1,487,640
Carrizo Oil & Gas, Inc. (I)	62,900	1,666,221

Financials 24.24%		28,879,298

Capital Markets 3.08%
Evercore Partners, Inc., Class A	41,400	1,258,560
Investment Technology Group, Inc. (I)	55,500	1,093,350
MF Global Holdings, Ltd. (I)	189,400	1,316,330

Commercial Banks 11.39%
Bank of the Ozarks, Inc.	58,200	1,703,514
First Midwest Bancorp, Inc.	133,400	1,452,726
Prosperity Bancshares, Inc.	41,100	1,663,317
S & T Bancorp, Inc.	88,900	1,512,189
Signature Bank (I)	38,900	1,240,910
TCF Financial Corp.	117,112	1,595,065
United Bankshares, Inc.	93,000	1,857,210
Webster Financial Corp.	113,600	1,348,432
Wilmington Trust Corp.	96,900	1,195,746

2

Small Company Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 2.81%
Hanover Insurance Group, Inc.	39,600	$1,759,428
Tower Group, Inc.	67,900	1,589,539

Real Estate Investment Trusts 5.73%
EastGroup Properties, Inc.	29,800	1,140,744
Entertainment Properties Trust	52,500	1,851,675
Hospitality Properties Trust	87,000	2,062,769
National Retail Properties, Inc.	83,700	1,776,114

Real Estate Management & Development 1.23%
Jones Lang LaSalle, Inc.	24,200	1,461,680

Health Care 7.17%		8,541,135

Health Care Equipment & Supplies 3.00%
ICU Medical, Inc. (I)	49,200	1,792,848
Teleflex, Inc.	33,000	1,778,370

Health Care Providers & Services 2.16%
Gentiva Health Services, Inc. (I)	46,900	1,266,769
RehabCare Group, Inc. (I)	43,100	1,311,533

Health Care Technology 0.99%
Medidata Solutions, Inc. (I)	75,800	1,182,480

Pharmaceuticals 1.02%
Medicis Pharmaceutical Corp., Class A	44,700	1,209,135

Industrials 18.06%		21,514,879

Aerospace & Defense 3.02%
BE Aerospace, Inc. (I)	76,700	1,802,450
Stanley, Inc. (I)	65,300	1,789,873

Electrical Equipment 5.79%
Baldor Electric Company	63,300	1,778,097
Enersys (I)	75,900	1,659,933
Thomas & Betts Corp. (I)	47,000	1,682,130
Woodward Governor Company	68,863	1,774,600

Machinery 6.81%
Actuant Corp., Class A	100,900	1,869,677
IDEX Corp.	57,900	1,803,585
Kaydon Corp.	30,000	1,072,800
Middleby Corp. (I)	33,600	1,647,072
Robbins & Myers, Inc.	73,100	1,719,312

Road & Rail 1.04%
Old Dominion Freight Lines, Inc. (I)	40,500	1,243,350

Trading Companies & Distributors 1.40%
Beacon Roofing Supply, Inc. (I)	104,500	1,672,000

Information Technology 16.70%		19,897,092

Communications Equipment 1.48%
Plantronics, Inc.	68,000	1,766,640

Computers & Peripherals 1.47%
QLogic Corp. (I)	92,600	1,747,362

3

Small Company Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

		Shares	Value

Information Technology (continued)

Electronic Equipment, Instruments & Components 2.55%
Anixter International, Inc. (I)		36,900	$1,737,990
OSI Systems, Inc. (I)		47,600	1,298,528

IT Services 2.63%
Heartland Payment Systems, Inc.		101,600	1,334,008
TNS, Inc. (I)		70,200	1,803,438

Semiconductors & Semiconductor Equipment 4.80%
Atheros Communications, Inc. (I)		43,800	1,499,712
Fairchild Semiconductor International, Inc. (I)		173,500	1,733,265
Monolithic Power Systems, Inc. (I)		48,200	1,155,354
Silicon Laboratories, Inc. (I)		27,600	1,334,184

Software 3.77%
ACI Worldwide, Inc. (I)		79,300	1,359,995
Netscout Systems, Inc. (I)		90,900	1,330,776
Quest Software, Inc. (I)		97,600	1,795,840

Materials 6.29%			7,495,893

Chemicals 2.58%
Koppers Holdings, Inc.		39,600	1,205,424
Rockwood Holdings, Inc. (I)		79,300	1,868,308

Containers & Packaging 1.57%
Temple-Inland, Inc. (I)		88,600	1,870,346

Metals & Mining 2.14%
Horsehead Holding Corp.		90,900	1,158,975
Schnitzer Steel Industries, Inc.		29,200	1,392,840

Utilities 0.99%			1,184,592

Electric Utilities 0.99%
Unisource Energy Corp.		36,800	1,184,592

Short-Term Investments 3.25%			$3,871,197
(Cost $3,871,197)

		Par value
			Value

Short-Term Investments 3.25%			3,871,197
State Street Institutional Liquid Reserves Fund	0.127%(Y)	3,871,197	3,871,197

Total investments (Cost $101,943,093)† 100.12%			$119,295,793

Other assets and liabilities, net (0.12%)			($140,155)

Total net assets 100.00%			$119,155,638

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

4

Small Company Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

† At December 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $101,943,093. Net unrealized appreciation aggregated $17,352,700, of which $18,932,433 related to appreciated investment securities and $1,579,733 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Organization
The Fund is the accounting and performance successor to the Fiduciary Management Associates Small Company Portfolio (the Predecessor Fund). On December 11, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which

6

may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, by major security category or security type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/09	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$19,711,176	$19,711,176	—	—
Consumer Staples	1,241,198	1,241,198	—	—
Energy	6,959,333	6,959,333	—	—
Financials	28,879,298	28,879,298	—	—
Health Care	8,541,135	8,541,135	—	—
Industrials	21,514,879	21,514,879	—	—
Information Technology	19,897,092	19,897,092	—	—
Materials	7,495,893	7,495,893	—	—
Utilities	1,184,592	1,184,592	—	—
Short-Term Investments	3,871,197	—	$3,871,197	—
Total investments in securities	$119,295,793	$115,424,596	$3,871,197	—

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Fiduciary Management Associates, LLC
55 West Monroe Street, Suite 2550
Chicago, IL 60603

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q3 12/09
2/10

8

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 24, 2010

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: February 24, 2010